Basis of Presentation and Summary of Significant Accounting Policies (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended
Sep. 30, 2020
Brooklyn Immunotherapeutics, LLC [Member]
Basis of Presentation and Summary of Significant Accounting Policies
NOTE 3	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The unaudited Interim Condensed Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Unaudited Interim Condensed Financial Statements

The Company has prepared the accompanying unaudited Interim Condensed Financial Statements based on Securities and Exchange Commission (“SEC”) rules that permit reduced disclosure for interim periods. These unaudited Interim Condensed Financial Statements include, in the Company’s opinion, all adjustments, consisting only of normal recurring adjustments that the Company considers necessary for a fair presentation of its financial position and results of operations for these periods. The Company’s historical results are not necessarily indicative of the results to be expected in the future and the Company’s operating results for the nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020.

The accompanying unaudited Interim Condensed Financial Statements should be read in conjunction with the Financial Statements and notes thereto for the year ended December 31, 2019. Since the date of such Financial Statements, there have been no changes to the Company’s significant accounting policies.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities; (b) disclosure of contingent assets and liabilities at the date of the financial statements; (c) the reported amounts of revenues and expenses during the reporting period and (d) the reported amount of the fair value of assets acquired in connection with the acquisition of substantially all of the assets of IRX. Actual results could differ from those estimates. The Company’s significant estimates and assumptions include the recoverability and useful lives of long-lived assets and the valuation of stock-based compensation.

COVID-19 Pandemic

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations. Management is actively monitoring the global situation and its impact on the financial condition, liquidity, operations, suppliers, industry, and workforce.

The Company anticipates that the COVID-19 pandemic will have an impact on its clinical development activities. The extent to which the COVID-19 pandemic impacts the Company’s business, its clinical development and regulatory efforts, its corporate development objectives and the value of and market for its common stock, will depend on future developments that are highly uncertain and cannot be predicted with confidence at this time, such as the ultimate duration of the pandemic, travel restrictions, quarantines, social distancing and business closure requirements in the U.S., Europe and other countries, and the effectiveness of actions taken globally to contain and treat the disease. The global economic slowdown, the overall disruption of global healthcare systems and the other risks and uncertainties associated with the pandemic could have a material adverse effect on the Company’s business, clinical supply chain, financial condition, results of operations and growth prospects. The evolving COVID-19 pandemic is also likely to impact directly or indirectly the pace of evaluation of the IRX-2 clinical trials results for at least the next several months and possibly longer. Further development of IRX-2 can be delayed for a variety of reasons, including delays in obtaining regulatory approval to commence a clinical trial, in securing clinical trial agreements with prospective sites with acceptable terms, in obtaining institutional review board approval to conduct a clinical trial at a prospective site, in recruiting patients to participate in a clinical trial, related to the COVID-19 pandemic, or in obtaining sufficient supplies of clinical trial materials. Any delays in completing the clinical trials will increase the costs, slow down the product development, timeliness and approval process and delay the ability to generate revenue. Taken together, the COVID-19 related outcomes could ultimately delay regulatory marketing applications, review of those applications, and consequently product commercialization.

The ultimate impact of the COVID-19 pandemic is highly uncertain and subject to change and the Company does not yet know the full extent of potential delays or impacts on the business, financing or clinical trial activities or on healthcare systems or the global economy as a whole. Although the Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak nor estimate the potential impact to the fiscal year 2020 financial statements at this time, if the pandemic continues, it could have a material adverse effect on the results of future operations, financial position, liquidity, and capital resources, and those of the third parties on which the Company relies in fiscal year 2020.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), as amended on June 5, 2020 by the Paycheck Protection Program (“PPP”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carry back periods, and alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. On May 4, 2020, the Company was granted a loan (the “Loan”) from Silicon Valley Bank in the aggregate amount of $309,905, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the CARES Act. The Company is continuing to evaluate and examine the impact the CARES Act may have on the business, results of operations, financial condition, or liquidity.

The Loan, which was in the form of a Note dated May 4, 2020 issued by the Company, matures on May 4, 2022 and bears interest at a rate of 1% per annum, payable monthly commencing on December 4, 2020. The Note may be prepaid by the Company at any time prior to maturity with no prepayment penalties.

In order to qualify for loan forgiveness, funds from the Loan may only be used for payroll costs, rent and utilities. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. The Company intends to comply with the loan forgiveness provisions in the legislation; however, there can be no assurance that the Company will obtain full forgiveness of the loans based on the legislation.

Recent accounting standards

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815). ASU 2020-01 states any equity security transitioning from the alternative method of accounting under Topic 321 to the equity method, or vice versa, due to an observable transaction will be remeasured immediately before the transition. In addition, the ASU clarifies the accounting for certain non-derivative forward contracts or purchased call options to acquire equity securities stating such instruments will be measured using the fair value principles of Topic 321 before settlement or exercise. The ASU is effective for fiscal years beginning after December 15, 2021 and will be applied on a prospective basis. Early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance on its financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing exceptions within the general principles of Topic 740 regarding the calculation of deferred tax liabilities, the incremental approach for intra-period tax allocation, and calculating income taxes in an interim period. In addition, the ASU adds clarifications to the accounting for franchise tax (or similar tax), which is partially based on income, evaluating tax basis of goodwill recognized from the acquisitions, and reflecting the effect of any enacted changes in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021.

Early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance on its financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 resulted in certain modifications to fair value measurement disclosures, primarily related to level 3 fair value measurements. This standard was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and early adoption was permitted. The adoption of this ASU did not have a material impact on the condensed financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases, which will require most leases (with the exception of leases with terms of less than one year) to be recognized on the balance sheet as a right-of-use asset and a lease liability. Leases will be classified as operating or financing. Operating leases are expensed using the straight-line method whereas financing leases will be treated similarly to a capital lease under the current standard. The new standard ASU 2016-02 is effective for fiscal years and interim periods, within those fiscal years, beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020, but early adoption is permitted. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements which allows entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. ASU 2016-02 also requires expanded financial statement disclosures on leasing activities. These changes will become effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. The Company is currently evaluating the effect of the new standard on its financial statements and related disclosures.

The Company has reviewed other recent accounting standards and concluded they are either not applicable to the business or no material effect is expected on the condensed financial statements as a result of future adoption.